Significant events after the reporting period (Details) - EUR (€) € in Millions		12 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 09, 2026	Feb. 17, 2026	Feb. 28, 2025	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, net		€ 1,327	€ 1,008	€ 694
Value added tax payables		€ 287
Basque region
Disclosure of non-adjusting events after reporting period [line items]
Value added tax payables								€ 57
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorised, amount							€ 1,000
Major share buyback programme | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorised, amount						€ 1,000
Issue of debt | Floating rate debt maturing on 26 February 2028.
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, net	€ 300
Proposed VAT assessment | Basque region
Disclosure of non-adjusting events after reporting period [line items]
Value added tax payables					€ 215